OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Prepayment of commercial properties (1)	78,000	78,000
Less: impairment loss for long-lived assets (Note 2.18)	-	(26,090)
Subtotal	78,000	51,910
Long-term loan receivables (Note 6)
- Unsecured	60,000	40,000
- Secured	56,662	-
Long-term receivables from disposal of a subsidiary (Note 6)	11,133	9,137
Others	5,485	5,308
Less: allowance for credit losses	(22,213)	(28,305)
Total other non-current assets	189,067	78,050

(1)	In 2020, the Group purchased commercial properties from a third party and paid the full amount in advance with consideration of US$ 11.25 million (equivalent RMB 78,000). As of December 31, 2024, the properties are under construction and expected to be handed over to the Group by the end of 2028.